Basis of Consolidation and Accounting Policies - Summary of Nature and Timing of Satisfication of Performance Obligation in Contract with Customers (Detail)	12 Months Ended
Dec. 31, 2022
Sale of products
Disclosure of performance obligations [line items]
Nature and timing of satisfaction of performance obligation including significant payment terms	Customers obtain control of the laser terminals when the goods are delivered and accepted by the customer. Invoices are generated at that point in time. Invoices are usually payable within 10 to 60 days.
Revenue recognition policies	Revenue is recognized at point in time when the customer obtains control over the good. Generally, this happens, when the good is delivered at the place agreed in the customer agreement. Advances received are presented as contract liabilities.
Training-, support and other services
Disclosure of performance obligations [line items]
Nature and timing of satisfaction of performance obligation including significant payment terms	The Company provides training, support and other services to its customers. The customer simultaneously receives and consumes the benefits provided by the entity’s performance as the entity performs. Invoices for these services are either issued based on the agreed payment plan of the respective contract or after the completion of the services. Invoices are usually payable within 30 days.
Revenue recognition policies	Revenue is recognized over time based on the cost-to-cost method unless they are not relevant for satisfaction of performance obligation. Advances received are included in contract liabilities.